Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets - amortised cost
Cash and cash equivalents	£ 2,343	£ 13,204	£ 17,608	£ 16,175
Trade receivables	89	2,232	1,428
Total financial assets	2,432	15,436	19,036
Financial liabilities - amortised cost
Trade payables	286	2,271	3,268
Other payables		1,141	1,166
Accruals	1,025	3,090	2,003
Borrowings	1,252	6,546	2,158
Total financial liabilities - amortised cost	2,563	13,048	8,595
Financial liabilities - fair value through profit and loss - current
Equity settled derivative financial liability			£ 400